Nuveen Exchange-Traded Funds

May 31, 1997

Annual Report

Dependable, tax-free income to help you keep more of what you earn.


NTC
Connecticut

NMT
Massachusetts

NOM
Missouri

NPW
Washington

Photographic image of grandfather and grandson on porch playing chess.

Build Your Wealth Automatically

Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to add to your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.

Nuveen exchange-traded funds dividend reinvestment plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to set aside money regu larly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
(continued on inside back cover)

Contents
  2  Dear Shareholder

  4  Answering Your Questions

  6  Connecticut Overview

  7  Massachusetts Overview

  8  Missouri Overview

  9  Washington Overview

 10  Independent Auditor's Report

 11  Portfolio of Investments

 25  Statement of Net Assets

 27  Statement of Operations

 29  Statement of Changes in Net Assets

 31  Notes to Financial Statements

 38  Financial Highlights

 41  Fund Information

Screen of photo on cover (grandfather and grandson playing chess).

Dear Shareholder

Photographic image of Timothy R. Schwertfeger, CEO.

"In addition to substantial returns, shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds."


It's a pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, the funds covered in this report posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose between 10.09% and 11.01% if, you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for these funds outpaced the 8.28% increase (with income reinvested) produced by the Lehman Brothers Municipal Bond Index, which represents the broad municipal bond market on an unmanaged basis. Similarly, the leveraged, municipal bond funds tracked by Lipper Analytical Services rose an average of 7.43% over the past year.

In addition to substantial returns, shareholders in these funds continue to enjoy very attractive current yields generated by portfolios of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders in the funds covered in this report were receiving annual tax-free yields on the net asset value that ranged from 5.52% to 6.05%. To match these yields, investors in the 31% federal income tax bracket would have had to earn at least 8.00% on taxable alternatives of comparable quality.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a preemptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to increased volatility in both the equity and bond markets.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility in getting there has been significant.

Currently, the need for diversification and a renewed emphasis on asset allocation - as well as attractive yields - have sparked increased interest in tax-free investments. The rapid rise in the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen exchange-traded funds provide an excellent alternative, and their current yields make them very attractive in relation to the rest of the market. In the past month, these yields have reached 80% of those offered by Treasuries, a very appealing ratio given the tax advantage provided by municipal bonds. We have also seen the discounts on many funds narrow dramatically, with the average state fund now trading at a premium of 1.18%. Consideration of these factors is leading investors to take another look at tax-free municipal bond funds and lock in at current rates.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. We will continue to strive to provide you with high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,



Timothy R. Schwertfeger
Chairman of the Board

July 15, 1997

Answering Your Questions

Photographic image of Tom Spalding, Portfolio Manager.

Tom Spalding, head of Nuveen's Chicago-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


What are the investment objectives of these funds?
The primary investment objective of these funds is to maintain a high level of current tax-free income consistent with preservation of capital. Their secondary objective is to enhance portfolio value through investments in tax-exempt municipal bonds that are either underrated or undervalued or that represent undervalued sectors of the municipal market.

What is your strategy for meeting these objectives?
To meet these funds' objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as the sector, geographic region, structure and intrinsic credit quality. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the market overall.

Our goal is to determine whether an issue is undervalued by the market, that is, whether the bond's current market value, or price, is lower than its long-term value, as evidenced by yield, maturity and credit quality. We also assess whether the issue has the potential to reach intrinsic value. For example, we may find an opportunity to purchase bonds that offer extended call protection at prices similar to those with shorter calls. If rates move down, the bonds with longer call protection will appreciate in value more than those with shorter calls. Value determinations require in-depth knowledge and understanding of the municipal market, the issuers, and the characteristics of specific issues. Proper implementation of this strategy creates, well-constructed portfolios designed to provide shareholders with a dependable stream of tax-free income.

What role does research play in helping you achieve the funds' objectives?
As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. Creditworthiness is evaluated through our research into factors such as the credit history of the issuer, capital structure, total debt load, revenue sources and projections, call provisions, and local economic forecasts. To track the credit performance of individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research team to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current outlook for the municipal market?
As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy, to increased use of technology and to corporations' recent ability to downsize as necessary. Whatever the cause, inflation has not ignited. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Speculation of Fed tightening may continue. If the Fed does act to increase rates, it will be perceived as a pre-emptive move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is moving at a moderate non-inflationary pace.

Nonetheless, for the remainder of 1997, the municipal market will continue to offer attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

Connecticut Premium Income
NTC

NTC
Pie Chart:
Credit Quality
BBB/NR       11%
A             2%
AA           20%
AAA          67%

Pie Chart:
Diversification
Pollution Control         6%
Housing Facilities       10%
Transportation            8%
Health Care Facilities   20%
Water & Sewer             4%
General Obligations      16%
Electric Utilities        3%
Other                     7%
Educational Facilities   21%
Escrowed Bonds            5%


Bar Chart:
Dividend History
June 1996                        .062
July 1996                        .062
August 1996                      .062
September 1996                   .062
October 1996                     .062
November 1996                    .0635
December 1996                    .0635
January 1997                     .0635
February 1997                    .065
March 1997                       .065
April 1997                       .065
May 1997                         .065


Fund Highlights
---------------------------------------------------------
Inception Date                                       5/93
---------------------------------------------------------
Share Price                                        14 1/8
---------------------------------------------------------
Net Asset Value                                    $13.63
---------------------------------------------------------
Current Yield                                       5.52%
---------------------------------------------------------
Taxable Equivalent Yield (Federal Only)1            8.00%
---------------------------------------------------------
Taxable Equivalent Yield (Federal and State)1       8.36%
---------------------------------------------------------
Annualized Total Return at NAV
---------------------------------------------------------
1-Year                                             11.01%
---------------------------------------------------------
3-Year                                              9.15%
---------------------------------------------------------
Inception                                           4.78%
---------------------------------------------------------
Taxable Equivalent Total Return2
---------------------------------------------------------
1-Year                                             14.11%
---------------------------------------------------------
3-Year                                             12.21%
---------------------------------------------------------
Inception                                           7.62%
---------------------------------------------------------

1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 34%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 34%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Massachusetts Premium Income
NMT

NMT
Pie Chart:
Credit Quality
BBB/NR    7%
A        30%
AA       23%
AAA      40%

Pie Chart:
Diversification
Pollution Control        5%
Housing Facilities      16%
Transportation           4%
Other                    7%
Educational Facilities  18%
General Obligations      9%
Health Care Facilities  22%
Water & Sewer            8%
Escrowed Bonds          11%


Bar Chart:
Dividend History
June 1996                .068
July 1996                .068
August 1996              .0695
September 1996           .0695
October 1996             .0695
November 1996            .0695
December 1996            .0695
January 1997             .0695
February 1997            .0705
March 1997               .0705
April 1997               .0705
May 1997                 .0705


Fund Highlights
-------------------------------------------------------
Inception Date                                     3/93
-------------------------------------------------------
Share Price                                      14 3/4
-------------------------------------------------------
Net Asset Value                                  $14.11
-------------------------------------------------------
Current Yield                                     5.74%
-------------------------------------------------------
Taxable Equivalent Yield (Federal Only)1          8.32%
-------------------------------------------------------
Taxable Equivalent Yield (Federal and State)1     8.83%
-------------------------------------------------------
Annualized Total Return at NAV
-------------------------------------------------------
1-Year                                           10.28%
-------------------------------------------------------
3-Year                                            9.38%
-------------------------------------------------------
Inception                                         5.80%
-------------------------------------------------------
Taxable Equivalent Total Return2
-------------------------------------------------------

1-Year                                           14.41%
-------------------------------------------------------
3-Year                                           13.41%
-------------------------------------------------------
Inception                                         9.49%
-------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 39.50%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 39.50%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Missouri Premium Income
NOM

NOM
Pie Chart:
Credit Quality
BBB/NR   2%
A        2%
AA      22%
AAA     74%

Pie Chart:
Diversification
General Obligations      19%
Escrowed Bonds           10%
Water & Sewer            11%
Educational Facilities    4%
Housing Facilities       21%
Health Care Facilities   10%
Transportation            7%
Lease Rental             14%
Other                     4%


Bar Chart
Dividend History
June 1996                   .0585
July 1996                   .0585
August 1996                 .061
September 1996              .061
October 1996                .061
November 1996               .061
December 1996               .061
January 1997                .061
February 1997               .061
March 1997                  .061
April 1997                  .061
May 1997                    .061


Fund Highlights
-------------------------------------------------------
Inception Date                                     5/93
-------------------------------------------------------
Share Price                                     13 1/16
-------------------------------------------------------
Net Asset Value                                  $13.68
-------------------------------------------------------
Current Yield                                     5.60%
-------------------------------------------------------
Taxable Equivalent Yield (Federal Only)1          8.12%
-------------------------------------------------------
Taxable Equivalent Yield (Federal and State)1     8.62%
-------------------------------------------------------
Annualized Total Return at NAV
-------------------------------------------------------
1-Year                                           10.09%
-------------------------------------------------------
3-Year                                            9.18%
-------------------------------------------------------
Inception                                         4.57%
-------------------------------------------------------
Taxable Equivalent Total Return2
-------------------------------------------------------
1-Year                                           13.15%
-------------------------------------------------------
3-Year                                           12.15%
-------------------------------------------------------
Inception                                         7.37%
-------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 35%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Washington Premium Income
NPW

NPW
Pie Chart:
Credit Quality
A            3%
AA          33%
AAA         64%


Pie Chart:
Diversification
General Obligations      18%
Water & Sewer            17%
Health Care Facilities   14%
Electric Utilities       16%
Transportation            7%
Educational Facilities    8%
Housing Facilities       18%
Escrowed Bonds            2%


Bar Chart
Dividend History
June 1996                 .062
July 1996                 .062
August 1996               .062
September 1996            .062
October 1996              .062
November 1996             .063
December 1996             .063
January 1997              .063
February 1997             .063
March 1997                .063
April 1997                .063
May 1997                  .063


Fund Highlights
-------------------------------------------------------
Inception Date                                     3/93
-------------------------------------------------------
Share Price                                      12 1/2
-------------------------------------------------------
Net Asset Value                                  $14.07
-------------------------------------------------------
Current Yield                                     6.05%
-------------------------------------------------------
Taxable Equivalent Yield (31% Tax Bracket)        8.77%
-------------------------------------------------------
Annualized Total Return at NAV
-------------------------------------------------------
1-Year                                           10.16%
-------------------------------------------------------
3-Year                                            8.67%
-------------------------------------------------------
Inception                                         5.50%
-------------------------------------------------------
Taxable Equivalent Total Return1
-------------------------------------------------------
1-Year                                           12.72%
-------------------------------------------------------
3-Year                                           11.27%
-------------------------------------------------------
Inception                                         7.94%
-------------------------------------------------------
1 Taxable equivalent total return is based on the annualized total return figures above and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Independent Auditor's Report

To the Board of Trustees and Shareholders
Nuveen Connecticut Premium Income Municipal Fund
Nuveen Massachusetts Premium Income Municipal Fund
Nuveen Missouri Premium Income Municipal Fund
Nuveen Washington Premium Income Municipal Fund


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Connecticut Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund and Nuveen Washington Premium Income Municipal Fund, as of May 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsi bility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Connecticut Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund and Nuveen Washington Premium Income Municipal Fund, as of May 31, 1997, the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.



Ernst & Young LLP

Chicago, Illinois
July 14, 1997

Portfolio of Investments
Nuveen Connecticut Premium Income Municipal Fund (NTC)

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,400,000   Connecticut Development Authority, Water Facilities      6/03 at 102       Aaa    $ 1,348,648
                  Revenue Bonds, Bridgeport Hydraulic Company
                  Project, 1993 B Series, 5.500%, 6/01/28

   2,795,000   Connecticut Development Authority, Water Facilities      6/03 at 102       Aaa      2,701,340
                  Revenue Bonds, Bridgeport Hydraulic Company
                  Project, 1993 A Series, 5.600%, 6/01/28 (Alternative
                  Minimum Tax)

   2,000,000   Connecticut Development Authority, Solid Waste Disposal  7/05 at 102       Aaa      2,285,060
                  Facilities Revenue Bonds, Pfizer Inc. Project, 1994
                  Series, 7.000%, 7/01/25 (Alternative Minimum Tax)

               Connecticut Development Authority, Health Facility
                  Refunding Revenue Bonds, Alzheimer's Resource Center
                  of Connecticut, Inc. Project, 1994 Series A:
   1,500,000      6.875%, 8/15/04                                      No Opt. Call       N/R      1,569,465
   1,000,000      7.000%, 8/15/09                                       8/04 at 102       N/R      1,056,800

               Connecticut Higher Education Supplemental Loan
                  Authority, Revenue Bonds (Family Education Loan
                  Program), 1996 Series A:
   1,580,000      5.800%, 11/15/14 (Alternative Minimum Tax)           11/06 at 102       Aaa      1,589,148
   1,000,000      5.875%, 11/15/17 (Alternative Minimum Tax)           11/06 at 102       Aaa        984,770

   3,175,000   Connecticut Housing Finance Authority, Housing           5/03 at 102        Aa      3,283,522
                  Mortgage Finance Program Bonds, 1993 Series B,
                  6.200%, 5/15/12

   2,500,000   Connecticut Housing Finance Authority, Housing          11/06 at 102        Aa      2,516,250
                  Mortgage Finance Program Bonds, 1996 Subseries
                  E-2, 6.150%, 11/15/27 (Alternative Minimum Tax)

   3,250,000   Connecticut Municipal Electric Energy Cooperative,       1/04 at 102       Aaa      3,011,450
                  Power Supply System Revenue Bonds, 1993 Series A,
                  5.000%, 1/01/18

   2,200,000   Connecticut Resources Recovery Authority, Bridgeport     1/03 at 100         A      2,272,754
                  Resco Company, L.P. Project Bonds, Series A,
                  Adjustable Convertible Extendable Securities-Aces,
                  7.625%, 1/01/09

   3,360,000   Connecticut Resources Recovery Authority, Resource      11/98 at 103       AA-      3,657,830
                  Recovery Revenue Bonds, American Ref-Fuel
                  Company of Southeastern Connecticut Project, 1989
                  Series A, 7.700%, 11/15/11

   2,000,000   State of Connecticut, General Obligation Bond, 1993     No Opt. Call       AA-      2,145,300
                  Series E, 6.000%, 3/15/12

   3,250,000   State of Connecticut, General Obligation Bonds, 1993  8/03 at 101 1/2      AA-      3,161,893
                  Series D, 5.100%, 8/01/11

   3,405,000   State of Connecticut Health and Educational Facilities   7/03 at 100       Aaa      3,787,586
                  Authority, Revenue Bonds, University of Hartford
                  Issue, Series C, 8.000%, 7/01/18 (Pre-refunded
                  to 7/01/03)

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,000,000   State of Connecticut Health and Educational Facilities   7/04 at 102       Aaa    $ 1,051,050
                  Authority, Revenue Bonds, Newington Children's
                  Hospital, Series A, 6.050%, 7/01/10

  2,725,000    State of Connecticut Health and Educational Facilities   7/02 at 102       Aaa      2,836,344
                  Authority, Revenue Bonds, Saint Francis Hospital and
                  Medical Center Issue, Series B, 6.200%, 7/01/22

  1,700,000    State of Connecticut Health and Educational Facilities   7/02 at 102       Aaa      1,847,560
                  Authority, Revenue Bonds, Lawrence and Memorial
                  Hospital Issue, Series C, 6.250%, 7/01/22
                  (Pre-refunded to 7/01/02)

  2,020,000    State of Connecticut Health and Educational Facilities   7/02 at 102       Aaa      2,076,701
                  Authority, Revenue Bonds, Trinity College Issue,
                  Series C, 6.000%, 7/01/22

  4,450,000    State of Connecticut Health and Educational Facilities   7/03 at 102      BBB-      4,332,565
                  Authority, Revenue Bonds, Quinnipiac College Issue,
                  Series D, 6.000%, 7/01/23

               State of Connecticut Health and Educational Facilities
                  Authority, Revenue Bonds, Sacred Heart University
                  Issue, Series G:
   1,000,000      5.000%, 7/01/13                                       7/03 at 102       Aaa        951,640
     475,000      5.000%, 7/01/18                                       7/03 at 102       Aaa        438,582
               State of Connecticut Health and Educational Facilities
                  Authority, Revenue Bonds, Sacred Heart University
                  Issue, Series B:
   2,600,000      5.700%, 7/01/16                                       7/03 at 102      BBB-      2,462,486
   1,000,000      5.800%, 7/01/23                                       7/03 at 102      BBB-        941,780

  2,000,000    State of Connecticut Health and Educational Facilities  No Opt. Call       Aaa      2,018,200
                  Authority, Revenue Bonds, Hospital of Saint Raphael
                  Issue, Series H, 5.200%, 7/01/08

  1,500,000    State of Connecticut Health and Educational Facilities   7/03 at 102       Aaa      1,352,385
                  Authority, Revenue Bonds, Lawrence and Memorial
                  Hospital Issue, Series D, 5.000%, 7/01/22

  2,500,000    State of Connecticut Health and Educational Facilities   7/02 at 102       Aaa      2,622,850
                  Authority, Revenue Bonds, Middlesex Hospital Issue,
                  Series G, 6.250%, 7/01/22

  1,250,000    State of Connecticut Health and Educational Facilities   7/04 at 101       Aaa      1,387,813
                  Authority, Revenue Bonds, Choate Rosemary Hall
                  Issue, Series A, 7.000%, 7/01/25

  2,000,000    State of Connecticut Health and Educational Facilities  11/04 at 102       AA-      2,240,000
                  Authority, Revenue Bonds, Nursing Home Program
                  Issue, Series 1994, AHF/Hartford, Inc. Project,
                  7.125%, 11/01/24

  2,000,000    State of Connecticut Health and Educational Facilities  11/03 at 102       Aaa      2,062,120
                  Authority, Revenue Bonds, Nursing Home Program
                  Issue, Series 1993, Mansfield Center for Nursing and
                  Rehabilitation Project, 5.875%, 11/01/12

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$ 2,200,000    State of Connecticut Health and Educational Facilities   7/06 at 102       Aaa    $ 2,124,628
                  Authority, Revenue Bonds, Day Kimball Hospital Issue
                  Series A, 5.375%, 7/01/26

  2,000,000    State of Connecticut Health and Educational Facilities   7/06 at 102       Aaa      2,031,640
                  Authority, Revenue Bonds, Trinity College Issue,
                  Series C, 5.875%, 7/01/26

  5,160,000    State of Connecticut Health and Educational Facilities   7/06 at 102       Aaa      5,163,922
                  Authority, Revenue Bonds, Kent School Issue, Series
                  B, 5.625%, 7/01/16

  2,040,000    State of Connecticut Health and Educational Facilities   7/06 at 102       Aaa      2,029,168
                  Authority, Revenue Bonds, The Loomis Chaffee
                  School Issue, Series C, 5.500%, 7/01/16

  2,920,000    State of Connecticut Health and Educational Facilities   7/07 at 102       Aaa      2,876,696
                  Authority, Revenue Bonds, Connecticut College Issue,
                  Series C-1, 5.500%, 7/10/20

  1,000,000    State of Connecticut Health and Educational Facilities   7/07 at 102       Aaa      1,002,100
                  Authority, Revenue Bonds, The William W. Backus
                  Hospital Issue, Series D, 5.750%, 7/01/27

   1,800,000   State of Connecticut, Special Tax Obligation Bonds,     No Opt. Call      AA--      2,020,140
                  Transportation Infrastructure Purposes, 1991 Series
                  B, 6.500%, 10/01/10
   3,000,000   State of Connecticut, Airport Revenue Refunding Bonds,  10/04 at 100       Aaa      3,412,860
                  Bradley International Airport, Series 1992,
                  7.650%, 10/01/12

   1,650,000   State of Connecticut, General Fund Obligation Bonds,    10/04 at 102       AA-      1,783,122
                  1994 Series A, Issued By Connecticut Development
                  Authority, 6.375%, 10/15/14

   2,000,000   State of Connecticut, Clean Water Fund Subordinate       1/05 at 101       Aaa      1,995,220
                  Revenue Refunding Bonds, 1996 Series,
                  5.250%, 7/01/10

   1,900,000   Capitol Region Educational Council, Revenue Bonds,      10/05 at 102       BBB      1,985,766
                  6.700%, 10/15/10

               City of New Haven, Connecticut, Air Rights Parking
                  Facility Revenue Bonds, Series 1991:
   3,000,000      6.625%, 12/01/05                                     12/01 at 102       Aaa      3,256,350
   1,500,000      6.500%, 12/01/15                                     12/01 at 102       Aaa      1,626,705

   2,000,000   South Central Connecticut Regional Water Authority,      8/03 at 102       Aaa      2,042,260
                  Water System Revenue Bonds, Eleventh Series,
                  5.750%, 8/01/12

   3,250,000   City of Waterbury Connecticut, General Obligation Tax    4/03 at 102       Aaa      3,290,364
                  Revenue Intercept Refunding Bonds, 1993 Issue,
                  5.375%, 4/15/08

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,495,000   Waterbury Nonprofit Housing Corporation, Connecticut     7/02 at 101       Aaa    $ 1,603,387
                  Taxable Mortgage Revenue Refunding Bonds, FHA
                  Insured Mortgage Loan - Fairmont Heights Section 8
                  Assisted Project, Series 1993A, 6.500%, 7/01/07

   1,930,000   Housing Authority of the City of Willimantic,           10/05 at 105       AAA      2,199,794
                  Multi-Family Housing Revenue Bonds, Series 1995A,
                  GNMA Collateralized Mortgage Loan - Village Heights
                  Apartments Project, 8.000%, 10/20/30

   1,500,000   Puerto Rico Industrial, Tourist, Educational, Medical    8/05 at 101 1/2   AAA      1,565,444
                  andEnvironmental Control Facilities Financing Authority,
                  Hospital Revenue Refunding Bonds, 1995 Series A,
                  FHA Insured Mortgage, Doctor Pila Hospital Project,
                  6.125%, 8/01/25

$102,980,000   Total Investments - (cost $104,175,078) - 97.7%                                   106,003,458
============
               Temporary Investments in Short-Term
               Municipal Securities - 0.6%

$    700,000   Connecticut Second Lien Transportation Infrastructure,                  VMIG-1        700,000
============      Variable Rate Demand Bonds, 3.850%, 12/01/10+

               Other Assets Less Liabilities - 1.7%                                                1,820,218

               Net Assets - 100%                                                                $108,523,676
               =============================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio os Investments
Nuveen Massachusetts Premium Income Municipal Fund (NMT)
  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,000,000   Massachusetts Health & Ed FACS Authority Revenue         2/07 at 102       Aa2    $ 1,012,730
                  Bonds, Youville House Issue (FHA Insured Project),
                  Series A, 6.250%, 2/15/41

   1,000,000   Massachusetts Educational Financing Authority,           7/04 at 102       Aaa      1,033,660
                  Education Loan Revenue Bonds, Issue E, Series 1995,
                  6.150%, 7/01/10 (Alternative Minimum Tax)

   1,250,000   Massachusetts Health and Educational Facilities          9/02 at 102        A2      1,388,450
                  Authority, Revenue Refunding Bonds, Worcester
                  Polytechnic Institute Issue, Series E, 6.750%, 9/01/11
                  (Pre-refunded to 9/01/02)

               Massachusetts Health and Educational Facilities
                  Authority, Revenue Bonds, New England and
                  Deaconess Hospital Issue, Series D:
   3,310,000      6.625%, 4/01/12                                       4/02 at 102         A      3,474,342
   1,000,000      6.875%, 4/01/22                                       4/02 at 102         A      1,075,850

   3,000,000    Massachusetts Health and Educational Facilities         7/03 at 102       Aaa      2,988,030
                  Authority, Revenue Bonds, Lahey Clinic Medical
                  Center Issue, Series B, 5.625%, 7/01/15

  1,000,000    Massachusetts Health and Educational Facilities          7/00 at 100       Aaa      1,001,900
                  Authority, Revenue Bonds, Massachusetts General
                  Hospital Issue, Series G, 5.375%, 7/01/11

  1,970,000    Massachusetts Health and Educational Facilities          6/03 at 102       Aaa      1,839,172
                  Authority, Revenue Bonds, Boston College Issue,
                  Series K, 5.250%, 6/01/23

  4,000,000    Massachusetts Health and Educational Facilities          7/04 at 102       Aaa      3,771,560
                  Authority, Revenue Bonds, New England Medical
                  Center Hospitals, Series 1993-G1, 5.375%, 7/01/24

  2,000,000    Massachusetts Health and Educational Facilities          7/04 at 102        Aa      2,079,720
                  Authority, Revenue Bonds (Daughters of Charity
                  National Health System - The Carney Hospital),
                  Series D, 6.100%, 7/01/14

     700,000   Massachusetts Health and Educational, Facilities     7/99 at 102 1/2       N/R        720,286
                  Authority, Revenue Refunding Bonds (Cardinal Cushing
                  General Hospital), Series 1989-A, 8.500%, 7/01/00

               Massachusetts Health and Educational, Facilities
                  Authority, Revenue Refunding Bonds, Youville Hospital
                  Issue (FHA Insured Project), Series B:
   2,810,000      6.125%, 2/15/15                                       2/04 at 102        Aa      2,885,561
   1,000,000      6.000%, 2/15/25                                       2/04 at 102        Aa      1,011,580

   3,800,000   Massachusetts Housing Finance Agency, Housing Project    4/03 at 102        A1      3,908,300
                  Revenue Bonds, 6.300%, 10/01/13

   2,450,000   Massachusetts Housing Finance Agency, Single Family     12/98 at 102        Aa      2,532,247
                  Housing Revenue Bonds, Series 9, 8.100%, 12/01/21
                  (Alternative Minimum Tax)

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$ 2,500,000    Massachusetts Housing Finance Agency, Insured Rental     7/04 at 102       Aaa    $ 2,596,425
                  Housing Bonds, 194 Series A, 6.650%, 7/01/19
                  (Alternative Minimum Tax)

  1,955,000    Massachusetts Housing Finance Agency, Rental Housing     1/05 at 102       Aaa      2,100,882
                  Mortgage Revenue Bonds, 1995 Series A (FHA Insured
                  Mortgage Loans), 7.350%, 1/01/35 (Alternative
                  Minimum Tax)

  1,350,000    Massachusetts Industrial Finance Agency, Pollution       8/03 at 102      Baa2      1,331,316
                  Control Revenue Bonds, 1993 Series (Eastern Edison
                  Company Project), 5.875%, 8/01/08

  3,175,000    Massachusetts Industrial Finance Agency, Resource        7/01 at 103       N/R      3,564,668
                  Recovery Revenue Bonds, Semass Project, Series
                  1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)

  1,125,000    Massachusetts Industrial Finance Agency, Revenue         2/06 at 102       AAA      1,135,474
                  Bonds, Heights Crossing Limited Partnership Issue
                  (FHA Insured Project), Series 1995, 6.000%, 2/01/15
                  (Alternative Minimum Tax)

  2,500,000    Massachusetts Industrial Finance Agency, Revenue        11/02 at 102        A1      2,738,950
                  Refunding Bonds, College of the Holy Cross, 1992
                  Series II, 6.375%, 11/01/15 (Pre-refunded to 11/01/02)

  1,355,000    Massachusetts Industrial Finance Agency, Revenue         7/02 at 102      BBB-      1,461,042
                  Bonds, Merrimack College Issue, Series 1992,
                  7.125%, 7/01/12

  1,175,000    Massachusetts Industrial Finance Agency, Revenue Bonds   7/03 at 102        A3      1,184,294
                  (Brooks School Issue), Series 1993, 5.950%, 7/01/23

  3,500,000    Massachusetts Industrial Finance Agency, Revenue Bonds,  9/08 at 102       Aa1      3,417,890
                  Phillips Academy Issue, Series 1993, 5.375%, 9/01/23

  2,645,000    Massachusetts Industrial Finance Agency, Revenue Bonds   7/03 at 102       Aa2      2,445,937
                  (Whitehead Institute for Biomedical Research - 1993
                  Issue), 5.125%, 7/01/26

  3,000,000    Massachusetts Industrial Finance Agency, Revenue Bonds, 10/98 at 102         A      3,183,000
                  Harvard Community Health Plan, Inc., Issue 1988
                  Series B (Refunding Bonds), 8.125%, 10/01/17

    500,000    Massachusetts Industrial Finance Agency, Revenue Bonds   8/07 at 105       AAA        510,170
                  Briscoe House Assisted Living Issue (FHA Insured
                  Project), 6.050%, 2/01/17 (Alternative Minimum Tax)

   1,420,000   Massachusetts Municipal Wholesale Electric Company,      7/04 at 102       Aaa      1,305,917
                  Power Supply System Revenue Bonds, 1994 Series B,
                  5.000%, 7/01/17

   2,000,000   Massachusetts Municipal Wholesale Electric Company,      7/02 at 100       Aaa      2,032,660
                  A Public Corporation of The Commonwealth of
                  Massachusetts, Power Supply System Revenue Bonds,
                  6.000%, 7/01/18

   1,000,000   Massachusetts Port Authority, Revenue Bonds, Series     No Opt. Call       Aaa      1,676,210
                  1982, 13.000%, 7/01/13

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  4,750,000   Massachusetts Port Authority, Revenue Refunding Bonds,   7/03 at 100        Aa    $ 4,358,410
                  Series 1993-B, 5.000%, 7/01/18 (Alternative Minimum Tax)

   4,000,000   Massachusetts Port Authority, Special Facilities Revenue 9/06 at 102       Aaa      4,007,800
                  Bonds (US Air Project), Series 1996-A, 5.750%, 9/01/16
                  (Alternative Minimum Tax)

   3,000,000   Massachusetts Water Resources Authority, General Revenue 3/03 at 100         A      2,691,870
                  Refunding Bonds, 1993 Series B, 5.000%, 3/01/22

   1,880,000   Massachusetts Water Resources Authority, 5.000%, 3/01/22 3/03 at 100       Aaa      1,698,336

   3,000,000   Massachusetts Water Resources Authority, General        12/01 at 100         A      2,963,130
                  Revenue Bonds, 1991 Series A, 5.750%, 12/01/21

               Town of Barnstable, Massachusetts, General Obligation Bonds:
   1,020,000      5.750%, 9/15/10                                       9/04 at 102       Aa3      1,052,864
   1,020,000      5.750%, 9/15/11                                       9/04 at 102       Aa3      1,048,346
     965,000      5.750%, 9/15/12                                       9/04 at 102       Aa3        988,276

   1,000,000   City of Chelsea, Massachusetts, General Obligation      No Opt. Call       Aaa      1,111,680
                  Bonds, School Project Loan, Act of 1948,
                  7.000%, 6/15/03

   4,375,000   City of Lowell, Massachusetts, General Obligation State 11/03 at 102       Aaa      4,400,418
                  Qualified Bonds, 5.600%, 11/01/12

   1,765,000   The New England Education Loan Marketing Corporation,   No Opt. Call        A1      1,879,160
                  Student Loan Revenue Bonds, 1992 Subordinated Issue C,
                  6.750%, 9/01/02 (Alternative Minimum Tax)

   4,000,000   The New England Loan Marketing Corporation, Student     No Opt. Call        A1      4,379,840
                  Loan Revenue Bonds, 1992 Subordinated Issue H,
                  6.900%, 11/01/09 (Alternative Minimum Tax)

   1,750,000   Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, 7/98 at 102       AAA      1,859,270
                  Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)

   3,000,000   Puerto Rico Electric Power Authority, Power Revenue      7/01 at 102       Aaa      3,335,910
                   Bonds, Series P, 7.000%, 7/01/21
                   (Pre-refunded to 7/01/01)

$ 95,015,000   Total Investments - (cost $93,844,998) - 98.2%                                     97,183,533
============
               Temporary Investments in Short-Term
               Municipal Securities - 0.2%

$    200,000   The Commonwealth of Massachusetts, Dedicated Income                     VMIG-1        200,000
============      Tax Bonds, Fiscal Recovery Loan, Act of 1990, Series E,
                  Variable Rate Demand Bonds, 4.000%, 12/01/97

               Other Assets Less Liabilities - 1.6%                                                1,622,555

               Net Assets - 100%                                                                 $99,006,088
               =============================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio os Investments
Nuveen Missouri Premium Income Municipal Fund (NOM)
  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,000,000   Health Facilities Revenue Bonds (Barnes-Jewish, Inc.   /No Opt. Call        Aa     $  989,360
                  Christian Health Services), Series 1993,
                  5.150%, 5/15/10

   1,000,000   Health and Educational Facilities Authority, of the     No Opt. Call        AA      1,138,410
                  State of Missouri, Health Facilities Revenue Bonds
                  (BJC Health System), Series 1994A, 6.750%, 5/15/12

   1,000,000   Health and Educational Facilities Authority of the State 6/02 at 102       Aaa      1,068,510
                  of Missouri, Health Facilities Refunding Revenue
                  Bonds (SSM Health Care), Series 1992AA,
                  6.250%, 6/01/07

   1,290,000   Health and Educational Facilities Authority of the State 6/00 at 102       Aaa      1,465,608
                  of Missouri, Health Facilities Revenue Bonds (SSM
                  Health Care Obligated Group Projects), Series 1990B,
                  7.000%, 6/01/15

   1,000,000   Health and Educational Facilities Authority of the State 2/06 at 102      BBB+      1,029,970
                  of Missouri, Health Facilities Revenue Bonds (Lake of
                  the Ozarks General Hospital, Inc.), Series 1996,
                  6.500%, 2/15/21

   1,750,000   Health and Educational Facilities Authority of the      10/06 at 102       Aaa      1,662,868
                  State of Missouri, Educational Facilities Revenue Bonds
                  (Saint Louis University), Series 1996, 5.200%, 10/01/26

     555,000   Missouri Housing Development Commission, Mortgage       11/97 at 101       AA+        565,362
                  Purchase Bonds, Series May 15, 1979 (FHA Insured or
                  VA Guaranteed Mortgage Loans), 6.600%, 11/15/10

   2,270,000   Missouri Housing Development Commission, Single          2/01 at 102       AAA      2,400,026
                  Family Mortgage Revenue Bonds, Series 1991-A
                  (GNMA Mortgage-Backed Securities Program),
                  7.375%, 8/01/23 (Alternative Minimum Tax)

   1,835,000   Missouri Housing Development Commission, Single          3/06 at 105       AAA      2,015,069
                  Family Mortgage Revenue Bonds (Homeownership
                  Loan Program), 1995 Series C., 7.250%, 9/01/26
                  (Alternative Minimum Tax)

   1,550,000   Missouri Housing Development Commission, Multifamily    12/06 at 102       Aaa      1,555,084
                  Housing Revenue Bonds (Brookstone Village
                  Apartments Project), 1996 Series A, 6.100%, 12/01/21
                  (Alternative Minimum Tax)4

   1,000,000   Regional Convention and Sports Complex Authority,        8/03 at 102        A1        988,820
                  Convention and Sports Facility Project and Refunding
                  Bonds, Series A 1993 (State of Missouri Sponsor),
                  5.500%, 8/15/13

   1,000,000   State Environmental Improvement and Energy Resources    12/06 at 101        AA      1,004,720
                  Authority (Missouri), Pollution Control Revenue
                  Refunding Bonds, Series 1996 (Associated Electric
                  Cooperative, Inc. Thomas Hill Project),
                  5.250%, 12/01/09

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,225,000   State Environmental Improvement and Energy Resources     1/05 at 102       Aa1    $ 1,459,588
                  Authority (State of Missouri), Water Pollution Control
                  Revenue Bonds (State Revolving Fund Program - City of
                  Kansas City Project), Series 1995B, 7.750%, 1/01/08

   1,000,000   State Environmental Improvement and Energy Resources     7/04 at 102       Aaa      1,039,220
                  Authority (State of Missouri), Water Pollution Control
                  Revenue Bonds (State Revolving Fund Program - City of
                  Branson Project), Series 1995A, 6.050%, 7/01/16

   1,000,000   State Environmental Improvement and Energy Resources     1/06 at 101       Aa2      1,020,480
                  Authority (State of Missouri), Water Pollution Control
                  Revenue Bonds (State Revolving Fund Program -
                  Multiple Participant Series), Series 1996D,
                  5.875%, 1/01/15

     350,000   State Environmental Improvement and Energy Resources    No Opt. Call       Aa1        400,124
                  Authority (State of Missouri), Water Pollution Control
                  Revenue Bonds (State Revolving Fund Program - City of
                  Kansas City Project), Series 1997C, 6.750%, 1/01/12

   1,000,000   Fort Zumwalt School District Impt Corp Leasehold         3/07 at 100       Aaa        999,780
                  Revenue Bonds Fort Zumwalt S.D., St Charles
                  County - 97, 5.600%, 3/01/17

   1,140,000   City of Kansas City, Missouri, General Improvement       9/05 at 101       Aaa      1,269,971
                  Airport Refunding Revenue Bonds, Series 1995,
                  6.750%, 9/01/09

   1,500,000   City of Kansas City, Missouri, General Improvement       9/04 at 101       Aaa      1,654,485
                  Airport Revenue Bonds Series 1994 A., 6.900%, 9/01/11
                  (Alternative Minimum Tax)

   1,000,000   Land Clearance For Redevelopment Authority, of Kansas   12/05 at 102       Aaa      1,022,650
                  City, Missouri, Lease Revenue Bonds (Municipal
                  Auditorium and Muehlebach Hotel Redevelopment
                  Projects), Series 1995A, 5.900%, 12/01/18

     500,000   The Industrial Development Authority of the City of      4/07 at 100       AAA        500,890
                  Kansas City, Missouri (Ewing Marion Kauffman
                  Foundation Project), Fixed Rate Revenue Bonds, Series
                  1997B, 5.700%, 4/01/27

   2,020,000   Ritenour School District of St. Louis County, Missouri, No Opt. Call       Aaa      2,435,635
                  General Obligation School Bonds, Series 1995,
                  7.375%, 2/01/12

   1,500,000   Francis Howell School District, St. Charles County,     No Opt. Call       Aaa      1,838,445
                  Missouri, General Obligation Refunding Bonds, Series
                  1994A, 7.800%, 3/01/08

   1,400,000   School District of the City of St. Charles, Missouri,    3/06 at 100        AA      1,424,934
                  General Obligation Bonds (Missouri Direct Deposit
                  Program), Series 1996A, 5.625%, 3/01/14

   1,045,000   The Industrial Development Authority of the County of    4/07 at 102       AAA      1,055,575
                  St. Louis, Missouri, Multifamily Housing Revenue
                  Refunding Bonds (GNMA Collateralized - South Summit
                  Apartments Project), Series 1997A, 5.950%, 4/20/17

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$    600,000   Multifamily Housing Revenue Refunding Bonds (GNMA        4/07 at 102       AAA    $   603,504
                  Collateralized - South Summit Apartments Project),
                  Series 1997B, 6.000%, 10/20/15 (Alternative
                  Minimum Tax)

   1,500,000   Certificates of Receipt, Series 1993, St. Louis County, No Opt. Call       AAA      1,533,690
                  Missouri, GNMA Collateralized Mortgage Revenue
                  Bonds, Series1989A, 5.650%, 7/01/20 (Alternative
                  Minimum Tax)

   1,395,000   The Board of Education of the City of St. Louis         No Opt. Call       Aaa      1,771,190
                  (Missouri), General Obligation School
                  Refunding Bonds, Series 1993A, 8.500%, 4/01/07

   1,800,000   St. Louis Municipal Finance Corporation, City Justice    2/06 at 102       Aaa      1,852,776
                  Center, Leasehold Revenue Improvement Bonds,
                  Series 1996A (City of St. Louis, Missouri, Lessee),
                  5.750%, 2/15/11

  1,500,000    St. Louis Municipal Finance Corporation, Leasehold       7/03 at 102       Aa3      1,513,875
                  Revenue Refunding Bonds, 5.850%, 7/15/09

   1,275,000   St. Louis Municipal Finance Corporation, Leasehold       2/05 at 100       Aaa      1,391,548
                  Revenue Improvement and Refunding Bonds, Series
                  1992 (City of St. Louis, Missouri, Lessee),
                  6.250% 2/15/12 (Pre-refunded to 2/15/05)
     750,000   The City of St. Louis, Missouri, Water Revenue           7/04 at 102       Aaa        777,307
                  Refunding and Improvement Bonds, Series 1994,
                  6.000%, 7/01/14

     500,000    City of Sikeston, Missouri, Electric System Revenue    No Opt. Call       Aaa        534,444
                  Refunding Bonds, 1996 Series, 6.000%, 6/01/16

     625,000   Reorganized School District No. R-IV of Stone County,   No Opt. Call       Aaa        760,543
                  Missouri (Reeds Spring, Missouri), General Obligation
                  School Building Refunding and Improvement Bonds,
                  Series 1995, 7.600%, 3/01/10

   1,250,000   The Industrial Development Authority of The City of     12/05 at 102       AAA      1,259,712
                  University City, Missouri, Multifamily Housing
                  Revenue Refunding Bonds (GNMA Collateralized -
                  Canterbury Gardens Project), Series 1995A,
                  5.900%, 12/20/20

$ 41,125,000   Total Investments - (cost $42,268,775) - 97.3%                                     44,004,173
============

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
               Temporary Investments in Short-Term
               Municipal Securities - 7.3%

$    700,000   Kansas City Industrial Development Authority, (Research               VMIG-1    $   700,000
                  Health System), Variable Rate Demand Bonds,
                  4.000%, 10/15/14+

   1,300,000   Kansas City Industrial Development Authority, (Research               VMIG-1      1,300,000
                  Health System), Variable Rate Demand Bonds,
                  4.000%, 10/15/15+

   1,300,000   Health and Educational Facilities Authority of the State                A-1+      1,300,000
                  of Missouri, Health Facilities Revenue Bonds
                  (St. Francis Medical Center), Series 1996A, Variable
                  Rate Demand Bonds, 3.950%, 6/01/26+

$  3,300,000   Total Temporary Investments - 7.3%                                                3,300,000
============
               Other Assets Less Liabilities - (4.6)%                                          (2,079,851)

               Net Assets - 100%                                                               $45,224,322
               ===========================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio os Investments
Nuveen Washington Premium Income Municipal Fund (NPW)
  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  2,000,000   State of Washington, General Obligation Bonds, Series    5/04 at 100        Aa    $ 2,045,840
                  1994B, 6.000%, 5/01/19

   1,250,000   Washington Health Care Facilities Authority, Revenue     7/02 at 102       Aaa      1,348,775
                  Bonds, Refunding Series 1992 (Franciscan Health
                  System/Saint Clare Hospital, Tacoma), 6.625%, 7/01/20

   2,000,000   Washington Health Care Facilities Authority, Revenue    10/02 at 102       Aaa      2,064,100
                  Bonds, Series 1992 (The Children's Hospital and
                  Medical Center, Seattle), 6.125%, 10/01/13

   2,400,000   Washington Health Care Facilities Authority, Revenue    11/02 at 102       Aaa      2,496,024
                  Bonds, Series 1992 (Swedish Hospital Medical Center,
                  Seattle), 6.300%, 11/15/22

   1,000,000   Washington Health Care Facilities Authority, Revenue     8/04 at 102       AA-        992,070
                  Bonds, Series 1993A (The Heart Institute of Spokane),
                  5.800%, 8/15/18

   1,000,000   Washington Public Power Supply System, Nuclear           7/03 at 102       Aaa        989,920
                  Project No. 1 Refunding Revenue Bonds, Series 1993A,
                  5.700%, 7/01/17

   1,000,000   Washington Public Power Supply System, Nuclear          No Opt. Call       Aa1      1,138,710
                  Project No. 3 Refunding Revenue Bonds, Series 1993B,
                  7.000%, 7/01/09

     975,000   Washington State Housing Finance Commission, Multi-      1/00 at 103       AAA      1,022,444
                  Family Mortgage Revenue Bonds (GNMA Mortgage
                  Backed Securities Program), Series 1989A,
                  7.700%, 7/01/32 (Alternative Minimum Tax)

   1,610,000   Washington State Housing Finance Commission, Single-    No Opt. Call       AAA      1,626,181
                  Family Mortgage Revenue Bonds (Mortgage Backed
                  Securities Program), Series 1992D-1, 6.150%, 1/01/26
                  (Alternative Minimum Tax)

     500,000   Washington State Housing Finance Commission, Single      6/07 at 102       Aaa        506,385
                  Family Program Bonds, 1997 Series 2A,
                  6.050%, 12/01/16

   1,400,000   Washington State University, Housing and Dining System  10/04 at 101       Aaa      1,480,234
                  Revenue and Refunding Bonds, Series 1994,
                  6.375%, 10/01/18

   1,050,000   City of Bellevue, King County, Washington, Water and     7/04 at 100        Aa      1,088,357
                  Sewer Revenue Refunding Bonds, 1994,
                  5.875%, 7/01/09

   1,000,000   Public Utility District No. 1 of Benton County,         11/97 at 100       Aaa      1,040,070
                  Washington, Electric Revenue Bonds, Series B 1982,
                  13.500%, 11/01/02 (Pre-refunded to 11/01/97)

   1,035,000   Covington Water District, Water Revenue Bonds,           3/05 at 100       Aaa      1,060,264
                  Refunding Series 1995, 6.050%, 3/01/20

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  2,000,000   Housing Authority of the County of King Washington,      5/05 at 100       AA+    $ 2,038,440
                  Housing Revenue Bonds, 1995 (Woodridge Park
                  Project), 6.350%, 5/01/25 (Alternative Minimum Tax)

   1,000,000   Federal Way School District No. 210, King County,       No Opt. Call       Aaa      1,041,250
                  Washington, Unlimited Tax General Obligation and
                  Refunding Bonds, 1993, 5.750%, 12/01/12

     800,000   Kitsap County, Washington, Sewer Revenue Bonds, 1996,    7/06 at 100       Aaa        810,968
                  5.750%, 7/01/16

   1,600,000   Public Utility District No. 1 of Klickitat County,      10/05 at 101       Aaa      1,616,400
                  Washington, Electric Revenue Bonds, 1995,
                  5.650%, 10/01/15

   1,000,000   Lewis County Public Utility District, Cowlitz Falls     10/03 at 102       Aa1        967,030
                  Hydroelectric Project, Revenue Refunding Bonds,
                  Series 1993, 5.500%, 10/01/22

   1,000,000   Peninsula School District No. 401, Pierce County,       No Opt. Call       Aaa      1,034,920
                  Washington, Unlimited Tax General Obligation
                  Refunding Bonds, 1993, 5.500%, 12/01/08

   1,000,000   Port of Seattle, Washington, Revenue Bonds, Series      12/00 at 100       AA-      1,016,850
                  1990A, 6.000%, 12/01/14

   1,300,000   Port of Seattle, Washington, Revenue Bonds, Series       9/06 at 101       Aaa      1,263,431
                  1996A, 5.500%, 9/01/21

   1,000,000   Port of Vancouver, Clark County, Washington, Limited    No Opt. Call       Aaa      1,072,580
                  Tax General Obligation Bonds, 1994 Series B,
                  6.000%, 12/01/04 (Alternative Minimum Tax)

   1,000,000   The City of Renton, Washington, Limited Tax General      6/07 at 100       Aaa      1,010,220
                  Obligation Bonds, General Purpose/Public Improvement
                  Bonds, 1977B, 5.750%, 12/01/17

     900,000   City of Richland, Washington, Water and Sewer            4/03 at 100       Aaa        910,089
                  Improvement Revenue Bonds, 1993, 5.625%, 4/01/12

   1,200,000   Sammamish Plateau Water and Sewer District, King        12/06 at 100       Aaa      1,175,412
                  County, Washington, Water and Sewer Revenue
                  Refunding Bonds, 1996, 5.500%, 12/01/16

               Seattle Indian Services Commission, Special Obligation
                  Bonds, 1994:
   1,000,000      6.000%, 11/01/16                                     11/04 at 100       Aa1      1,029,770
     750,000      6.150%, 11/01/24                                     11/04 at 100       Aa1        772,658

   1,500,000   The City of Seattle, Washington, Drainage and           12/02 at 101        Aa      1,491,060
                  Wastewater Utility Revenue Bonds, 1992,
                  5.750%, 12/01/22

     500,000   The City of Seattle, Washington, Municipal Light and     8/02 at 102        Aa        505,365
                  Power Revenue Bonds, 1992A, 5.750%, 8/01/12

  Principal                                                           Optional Call                   Market
      Amount   Description                                              Provisions*     Ratings**      Value
$  1,000,000   The City of Seattle, Washington, Municipal Light and    10/06 at 102       Aaa    $   985,580
                  Power Revenue Bonds, 5.625%, 10/01/21

     500,000   The City of Seattle, Washington, Water System and        6/03 at 101        AA        465,620
                  Refunding Revenue Bonds, 1993, 5.250%, 12/01/23

   1,640,000   Housing Authority of Skagit County, Low- Income Housing 11/04 at 104       AAA      1,748,699
                  Assistance Revenue Bonds, 1993 (GNMA Collateralized
                  Mortgage Loan - Sea Mar Project), 7.000%, 6/20/35

   1,385,000   Public Utility District No. 1 of Snohomish County,       1/04 at 102        A1      1,400,817
                  Washington, Generation System Revenue Bonds,
                  Series 1993B, 5.750%, 1/01/09 (Alternative
                  Minimum Tax)

   1,500,000   Mukilteo School District No. 6, Snohomish County,       No Opt. Call       Aaa      1,554,045
                  Washington, Unlimited Tax General Obligation and
                  Refunding Bonds, 1993, 5.700%, 12/01/12

     500,000   Edmonds School District No. 15, Snohomish County,       No Opt. Call       AA-        557,580
                  Washington, Unlimited Tax General Obligation Bonds,
                  Series 1994, 6.500%, 12/01/08

   1,000,000   University of Washington, Housing and Dining System     12/06 at 102       Aaa        947,910
                  Revenue Refunding Bonds, Junior Lien Series 1996,
                  5.125%, 12/01/15

   1,880,000   Housing Authority of the City of Vancouver Revenue      No Opt. Call        Aa      1,892,105
                  Bonds, 1993, Series B (Fishers Mill Project) (Junior
                  Lien Bonds), 6.000%, 3/01/23

   1,500,000   Western Washington University, Housing and Dining       10/02 at 101       Aaa      1,567,185
                  System, Revenue Bonds, Series 1992,
                  6.375%, 10/01/22

   1,000,000   Yakima Tieton Irrigation District, Yakima County,        6/03 at 102       Aaa      1,038,390
                  Washington, Refunding Revenue Bonds, 1992,
                  6.125%, 6/01/13

$ 47,675,000   Total Investments - (cost $47,621,048) - 98.3%                                     48,813,748

               Other Assets Less Liabilities - 1.7%                                                  826,125

               Net Assets - 100%                                                                 $49,639,873
               =============================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

See accompanying notes to financial statements.

Statement of Net Assets
May 31, 1997
                                                        Connecticut      Massachusetts           Missouri
                                                     Premium Income     Premium Income     Premium Income
---------------------------------------------------------------------------------------------------------
Assets
 Investments in municipal securities,
   at market value (note 1)                            $106,003,458        $97,183,533        $44,004,173
 Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                    700,000            200,000          3,300,000
 Cash                                                       215,372                 --                 --
 Receivables:
   Interest                                               1,983,316          1,894,288            806,255
   Investments sold                                          65,000            200,000                 --
Other assets                                                 13,252             11,372             4,786
---------------------------------------------------------------------------------------------------------
      Total assets                                      108,980,398         99,489,193         48,115,214
---------------------------------------------------------------------------------------------------------
Liabilities
 Cash overdraft                                                  --             36,763          2,698,970
 Accrued expenses:
   Management fees (note 6)                                  59,624             54,384             24,851
   Other                                                     56,086             60,811             33,418
 Preferred share dividends payable                            6,084              6,334              3,324
Common share dividends payable                              334,928            324,813            130,329
---------------------------------------------------------------------------------------------------------
      Total liabilities                                     456,722            483,105          2,890,892
---------------------------------------------------------------------------------------------------------
Net assets (note 7)                                    $108,523,676        $99,006,088        $45,224,322
=========================================================================================================
Preferred shares, at liquidation value                 $ 38,300,000        $34,000,000         $16,000,000
=========================================================================================================
Preferred shares outstanding                                  1,532              1,360                640
=========================================================================================================
Common shares outstanding                                 5,152,746          4,607,270          2,136,537
=========================================================================================================
Netasset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)           $   13.63          $   14.11          $   13.68
=========================================================================================================


See accompanying notes to financial statements.

Statement of Net Assets
                                                         Washington
                                                     Premium Income
-------------------------------------------------------------------
Assets
 Investments in municipal securities,
   at market value (note 1)                             $48,813,748
 Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                         --
 Cash                                                       194,044
 Receivables:
   Interest                                                 868,302
   Investments sold                                              --
Other assets                                                 3,137
-------------------------------------------------------------------
      Total assets                                       49,879,231
-------------------------------------------------------------------
Liabilities
 Cash overdraft                                                  --
 Accrued expenses:
   Management fees (note 6)                                  27,262
   Other                                                     62,486
 Preferred share dividends payable                            3,447
Common share dividends payable                              146,163
-------------------------------------------------------------------
      Total liabilities                                     239,358
-------------------------------------------------------------------
Net assets (note 7)                                     $49,639,873
===================================================================
Preferred shares, at liquidation value                  $17,000,000
===================================================================
Preferred shares outstanding                                    680
===================================================================
Common shares outstanding                                 2,320,051
===================================================================
Netasset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)           $   14.07
===================================================================

See accompanying notes to financial statements.

Statement of Operations
Year ended May 31, 1997
                                                        Connecticut      Massachusetts           Missouri
                                                     Premium Income     Premium Income     Premium Income
---------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                     $ 6,083,486        $ 5,747,637         $ 2,568,963
---------------------------------------------------------------------------------------------------------
Expenses:
   Management fees (note 6)                                 696,406            637,033            291,118
   Preferred shares - auction fees                           95,749             84,999             40,001
   Preferred shares - dividend disbursing agent fees         12,038             11,205             12,038
   Shareholders' servicing agent fees and expenses           16,164              8,450              7,141
   Custodian's fees and expenses                             38,718             34,446             32,312
   Trustees' fees and expenses (note 6)                       1,377              1,433                909
   Professional fees                                         17,288             17,351             18,032
   Shareholders' reports - printing and mailing expenses     35,226             31,703             22,861
   Stock exchange listing fees                               16,212             16,180              1,877
   Investor relations expense                                 9,037              7,410              3,993
   Other expenses                                            10,972              9,890             13,491
---------------------------------------------------------------------------------------------------------
      Total expenses                                        949,187            860,100            443,773
---------------------------------------------------------------------------------------------------------
Net investment income                                     5,134,299          4,887,537          2,125,190
---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                         (580,033)          (139,469)           135,827
Net change in unrealized appreciation or depreciation
   of investments                                         3,607,938          2,550,049          1,026,731
---------------------------------------------------------------------------------------------------------
Net gain from investments                                 3,027,905          2,410,580          1,162,558
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations              $ 8,162,204        $ 7,298,117        $ 3,287,748
=========================================================================================================

Statement of Operations
Year ended May 31, 1997
                                                         Washington
                                                     Premium Income
-------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                     $ 2,831,854
-------------------------------------------------------------------
Expenses:
   Management fees (note 6)                                 319,233
   Preferred shares - auction fees                           42,501
   Preferred shares - dividend disbursing agent fees         11,205
   Shareholders' servicing agent fees and expenses            3,069
   Custodian's fees and expenses                             32,292
   Trustees' fees and expenses (note 6)                         950
   Professional fees                                         17,285
   Shareholders' reports - printing and mailing expenses     16,628
   Stock exchange listing fees                                2,269
   Investor relations expense                                 3,583
   Other expenses                                            11,146
-------------------------------------------------------------------
      Total expenses                                        460,161
-------------------------------------------------------------------
Net investment income                                     2,371,693
-------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                           22,234
Net change in unrealized appreciation or depreciation
   of investments                                         1,324,756
-------------------------------------------------------------------
Net gain from investments                                 1,346,990
-------------------------------------------------------------------
Net increase in net assets from operations              $ 3,718,683
===================================================================

Statement of Changes in Net Assets
                                                                   Connecticut Premium Income      Massachusetts Premium Income
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended       Year ended       Year ended       Year ended
                                                                    5/31/97          5/31/96          5/31/97          5/31/96
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $   5,134,299    $   5,014,273    $   4,887,537    $   4,817,006
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                   (580,033)        (521,214)        (139,469)        (356,375)
Net change in unrealized appreciation or depreciation
   of investments                                                   3,607,938         (534,565)       2,550,049         (520,768)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          8,162,204        3,958,494        7,298,117        3,939,863
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                             (3,909,724)      (3,758,689)      (3,840,666)      (3,669,476)
   Preferred shareholders                                          (1,050,779)      (1,262,953)      (1,017,157)      (1,099,146)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders          (4,960,503)      (5,021,642)      (4,857,823)      (4,768,622)
--------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                               394,287          140,264          262,693           61,212
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                               3,595,988         (922,884)       2,702,987         (767,547)
Net assets at beginning of year                                   104,927,688      105,850,572       96,303,101       97,070,648
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $108,523,676     $104,927,688     $ 99,006,088      $96,303,101
================================================================================================================================
Balance of undistributed net investment income at end of year    $    402,670     $    228,874     $    325,028      $   295,314
================================================================================================================================
                                                                     Missouri Premium Income        Washington Premium Income
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended      Year ended      Year ended        Year ended
                                                                    5/31/97         5/31/96          5/31/97          5/31/96
--------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                           $  2,125,190    $  2,042,610    $  2,371,693    $  2,357,858
 Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                    135,827        (126,266)         22,234          43,444
Net change in unrealized appreciation or depreciation
   of investments                                                   1,026,731        (499,333)      1,324,756        (580,097)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          3,287,748       1,417,011       3,718,683       1,821,205
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                             (1,553,262)     (1,440,028)     (1,742,358)     (1,726,118)
   Preferred shareholders                                            (524,137)       (528,534)       (602,507)       (641,034)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders          (2,077,399)     (1,968,562)     (2,344,865)     (2,367,152)
--------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                                  --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                               1,210,349        (551,551)      1,373,818        (545,947)
Net assets at beginning of year                                    44,013,973      44,565,524      48,266,055      48,812,002
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $ 45,224,322    $ 44,013,973    $ 49,639,873    $ 48,266,055
================================================================================================================================
Balance of undistributed net investment income at end of year    $    179,134    $    131,343    $     87,664    $     60,836
================================================================================================================================

Statement of Changes in Net Assets
                                                                   Connecticut Premium Income        Massachusetts Premium Income
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended       Year ended        Year ended        Year ended
                                                                   5/31/97           5/31/96           5/31/97          5/31/96
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $   5,134,299    $   5,014,273    $   4,887,537    $   4,817,006
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                   (580,033)        (521,214)        (139,469)        (356,375)
Net change in unrealized appreciation or depreciation
   of investments                                                   3,607,938         (534,565)       2,550,049         (520,768)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          8,162,204        3,958,494        7,298,117        3,939,863
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                             (3,909,724)      (3,758,689)      (3,840,666)      (3,669,476)
   Preferred shareholders                                          (1,050,779)      (1,262,953)      (1,017,157)      (1,099,146)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders          (4,960,503)      (5,021,642)      (4,857,823)      (4,768,622)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                               394,287          140,264          262,693           61,212
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                               3,595,988         (922,884)       2,702,987         (767,547)
Net assets at beginning of year                                   104,927,688      105,850,572       96,303,101       97,070,648
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $108,523,676     $104,927,688     $ 99,006,088      $96,303,101
==================================================================================================================================
Balance of undistributed net investment income at end of year    $    402,670     $    228,874     $    325,028      $   295,314
==================================================================================================================================

                                                                      Missouri Premium Income       Washington Premium Income
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended      Year ended       Year ended     Year ended
                                                                   5/31/97         5/31/96          5/31/97        5/31/96
----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                          $  2,125,190    $  2,042,610    $  2,371,693    $  2,357,858
 Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                   135,827        (126,266)         22,234          43,444
Net change in unrealized appreciation or depreciation
   of investments                                                  1,026,731        (499,333)      1,324,756        (580,097)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         3,287,748       1,417,011       3,718,683       1,821,205
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                            (1,553,262)     (1,440,028)     (1,742,358)     (1,726,118)
   Preferred shareholders                                           (524,137)       (528,534)       (602,507)       (641,034)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (2,077,399)     (1,968,562)     (2,344,865)     (2,367,152)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                                 --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                             1,210,349        (551,551)      1,373,818        (545,947)
Net assets at beginning of year                                   44,013,973      44,565,524      48,266,055      48,812,002
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $ 45,224,322    $ 44,013,973    $ 49,639,873    $ 48,266,055
==================================================================================================================================
Balance of undistributed net investment income at end of year   $    179,134    $    131,343    $     87,664    $     60,836
==================================================================================================================================

Notes to Financial Statements

1. General Information and Significant Accounting Policies

At May 31, 1997, the state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Missouri Premium Income Municipal Fund (NOM) and Nuveen Washington Premium Income Municipal Fund (NPW). NTC and NMT are traded on the New York Stock Exchange while NOM and NPW are traded on the American Stock Exchange.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the prepa ration of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At May 31, 1997, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities as required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, if any, to retain such tax-exempt status when distributed to share holders of the Funds. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net invest ment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate may change every seven days, as set by the Auction Agent. The number of shares outstanding for each of the Funds is as follows:

                                    Connecticut              Massachusetts
                                 Premium Income             Premium Income
--------------------------------------------------------------------------
Number of shares:
   Series Th                              1,532                      1,360
--------------------------------------------------------------------------
                                       Missouri                 Washington
                                 Premium Income             Premium Income
--------------------------------------------------------------------------
Number of shares:
   Series Th                                640                        680
--------------------------------------------------------------------------

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares

Transactions in Common shares were as follows:

                                                   Connecticut Premium Income  Massachusetts Premium Income
-----------------------------------------------------------------------------------------------------------
                                                     Year ended    Year ended     Year ended   Year ended
                                                        5/31/97       5/31/96        5/31/97      5/31/96
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment
  of distributions                                       25,362        10,325         18,609        4,528
-----------------------------------------------------------------------------------------------------------
                                                            Missouri                     Washington
                                                         Premium Income                Premium Income
-----------------------------------------------------------------------------------------------------------
                                                     Year ended    Year ended     Year ended   Year ended
                                                       5/31/97       5/31/96         5/31/97      5/31/96
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment
  of distributions                                        --             --             --           --
-----------------------------------------------------------------------------------------------------------

3. Distributions to Shareholders
On June 2, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid July 1, 1997, to shareholders of record on June 15, 1997, as follows:

                                                   Connecticut Premium Income   Massachusetts Premium Income
------------------------------------------------------------------------------------------------------------
Dividend per share                                                     $.0650                      $.0705
------------------------------------------------------------------------------------------------------------
                                                      Missouri Premium Income      Washington Premium Income
------------------------------------------------------------------------------------------------------------
Dividend per share                                                     $.0610                      $.0630
------------------------------------------------------------------------------------------------------------

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended May 31, 1997, were as follows:

                                                    Connecticut Premium Income  Massachusetts Premium Income
------------------------------------------------------------------------------------------------------------
Purchases:
Investments in municipal securities                                $19,372,256                 $22,187,232
Temporary municipal investments                                     10,200,000                  11,400,000
Sales:
Investments in municipal securities                                 19,173,260                  21,199,306
Temporary municipal investments                                      9,800,000                  11,200,000
                                                       Missouri Premium Income   Washington Premium Income
------------------------------------------------------------------------------------------------------------
Purchases:
Investments in municipal securities                                $15,647,459                 $5,693,162
Temporary municipal investments                                     11,400,000                  8,410,000
Sales:
Investments in municipal securities                                 15,682,617                  5,394,784
Temporary municipal investments                                      8,600,000                  8,710,000

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At May 31, 1997, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                    Connecticut Premium Income   Massachusetts Premium Income
-------------------------------------------------------------------------------------------------------------
Expiration year:
   2002                                                             $    9,146                  $    --
   2003                                                              1,272,842                   1,247,263
   2004                                                              1,105,901                     945,779
   2005                                                                847,914                     195,761
-------------------------------------------------------------------------------------------------------------
   Total                                                            $3,235,803                  $2,388,803
=============================================================================================================
                                                       Missouri Premium Income   Washington Premium Income
-------------------------------------------------------------------------------------------------------------
Expiration year:
   2002                                                                    $--                        $ --
   2003                                                              1,329,874                    564,873
   2004                                                                708,417                      70,082
   2005                                                                     --                         --
-------------------------------------------------------------------------------------------------------------
   Total                                                            $2,038,291                   $634,955
=============================================================================================================

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 1997, were as follows:

                                                     Connecticut Premium Income  Massachusetts Premium Income
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                     $2,799,131                 $3,474,076
   depreciation                                                       (970,751)                  (135,541)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,828,380                 $3,338,535
=============================================================================================================
                                                        Missouri Premium Income  Washington Premium Income
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                     $1,748,828                $1,247,186
   depreciation                                                        (13,430)                   (54,486)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,735,398                $1,192,700
=============================================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average daily net asset value                                   Management fee
------------------------------------------------------------------------------
For the first $125 million                                        .6500 of 1%
For the next $125 million                                         .6375 of 1
For the next $250 million                                         .6250 of 1
For the next $500 million                                         .6125 of 1
For the next $1 billion                                           .6000 of 1
For net assets over $2 billion                                    .5875 of 1
------------------------------------------------------------------------------

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. Composition of Net Assets

At May 31, 1997, net assets consisted of:

                                                     Connecticut Premium Income  Massachusetts Premium Income
-------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                            $ 38,300,000                $34,000,000
Common shares, $.01 par value per share                                  51,527                     46,073
Paid-in surplus                                                      71,213,481                 63,724,942
Balance of undistributed net investment income                          402,670                    325,028
Accumulated net realized gain (loss) from
   investment transactions                                          (3,272,382)                (2,428,490)
Net unrealized appreciation of investments                            1,828,380                  3,338,535
-------------------------------------------------------------------------------------------------------------
Net assets                                                         $108,523,676                $99,006,088
=============================================================================================================
Authorized shares:
   Common                                                             Unlimited                  Unlimited
   Preferred                                                          Unlimited                  Unlimited
=============================================================================================================
                                                        Missouri Premium Income  Washington Premium Income
-------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                             $16,000,000               $17,000,000
Common shares, $.01 par value per share                                  21,365                    23,201
Paid-in surplus                                                      29,326,716                31,971,263
Balance of undistributed net investment income                          179,134                    87,664
Accumulated net realized gain (loss) from
   investment transactions                                          (2,038,291)                  (634,955)
Net unrealized appreciation of investments                            1,735,398                  1,192,700
-------------------------------------------------------------------------------------------------------------
Net assets                                                          $45,224,322               $49,639,873
=============================================================================================================
Authorized shares:
   Common                                                             Unlimited                  Unlimited
   Preferred                                                          Unlimited                  Unlimited
=============================================================================================================

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At May 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                   Connecticut Premium Income   Massachusetts Premium Income
------------------------------------------------------------------------------------------------------------
Revenue Bonds:
   Health Care Facilities                                                  20%                        22%
   Housing Facilities                                                      10                         16
   Educational Facilities                                                  21                         18
   Water / Sewer Facilities                                                 4                          8
   Electric Utilities                                                       3                          3
   Lease Rental Facilities                                                 --                         --
   Transportation                                                           8                          4
   Pollution Control Facilities                                             6                          5
   Other                                                                    7                          4
General Obligation Bonds                                                   16                          9
Escrowed Bonds                                                              5                         11
------------------------------------------------------------------------------------------------------------
                                                                          100%                       100%
============================================================================================================
                                                      Missouri Premium Income  Washington Premium Income
------------------------------------------------------------------------------------------------------------
Revenue Bonds:
   Health Care Facilities                                                  10%                        14%
   Housing Facilities                                                      21                         18
   Educational Facilities                                                   4                          8
   Water / Sewer Facilities                                                11                         17
   Electric Utilities                                                       1                         16
   Lease Rental Facilities                                                 14                         --
   Transportation                                                           7                          7
   Pollution Control Facilities                                             2                         --
   Other                                                                    1                         --
General Obligation Bonds                                                   19                         18
Escrowed Bonds                                                             10                          2
------------------------------------------------------------------------------------------------------------
                                                                          100%                       100%
============================================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (61% for Connecticut Premium Income, 42% for Massachusetts Premium Income, 56% for Missouri Premium Income and 54% for Washington Premium Income). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights

Selected data for a common share outstanding throughout each period is as follows:

                                                                           Dividends from tax-exempt
                                          Operating performance            net investment income
                           Net asset                   Net realized
                           value          Net          and unrealized
                           beginning      investment   gain (loss)         To Common         To Preferred
                           of period      income       from investments    shareholders      shareholders+
CONNECTICUT
PREMIUM INCOME
Year ended 5/31:
         1997              $12.990        $ .998       $  .607             $(.761)           $(.204)
         1996               13.200          .979         (.208)             (.734)            (.247)
         1995               12.450          .977          .739              (.736)            (.230)
         1994               13.960          .768        (1.400)             (.605)            (.129)
5/20/93 to 5/31/93          14.050          .002          .001                --                --
MASSACHUSETTS
PREMIUM INCOME
Year ended 5/31:
         1997               13.580         1.062         .524               (.835)            (.221)
         1996               13.760         1.050        (.190)              (.800)            (.240)
         1995               12.900         1.036         .846               (.780)            (.242)
         1994               14.080          .872       (1.020)              (.738)            (.149)
3/18/93 to 5/31/93          14.050          .054         .056                 --                --
MISSOURI
PREMIUM INCOME
Year ended 5/31:
         1997               13.110          .995         .547               (.727)            (.245)
         1996               13.370          .956        (.295)              (.674)            (.247)
         1995               12.350          .948        1.022               (.693)            (.257)
         1994               13.900          .759       (1.397)              (.594)            (.136)
5/20/93 to 5/31/93          14.050          .001        (.001)                --                --
WASHINGTON
PREMIUM INCOME
Year ended 5/31:
         1997               13.480         1.022         .579               (.751)            (.260)
         1996               13.710         1.016        (.226)              (.744)            (.276)
         1995               12.970         1.006         .765               (.765)            (.266)
         1994               14.090          .906        (.923)              (.762)            (.155)
3/18/93 to 5/31/93          14.050          .066         .088                 --                --
                           Distributions from
                           capital gains
                                                          Organization and
                                                          offering costs and                 Per common
                                                          preferred share     Net asset      share
                           To Common      To Preferred    underwriting        value          market value
                           shareholders   shareholders+   discounts           end of period  end of period
CONNECTICUT
PREMIUM INCOME
Year ended 5/31:
         1997              $  --          $  --           $  --               $13.630        $14.125
         1996                 --             --              --                12.990         13.625
         1995                 --             --              --                13.200         12.625
         1994                 --             --            (.144)              12.450         13.125
5/20/93 to 5/31/93            --             --            (.093)              13.960         15.000
MASSACHUSETTS
PREMIUM INCOME
Year ended 5/31:
         1997                 --             --              --                14.110         14.750
         1996                 --             --              --                13.580         13.750
         1995                 --             --              --                13.760         13.375
         1994                 --             --            (.145)              12.900         12.500
3/18/93 to 5/31/93            --             --            (.080)              14.080         15.250
MISSOURI
PREMIUM INCOME
Year ended 5/31:
         1997                 --             --              --                13.680         13.063
         1996                 --             --              --                13.110         12.500
         1995                 --             --              --                13.370         12.000
         1994                 --             --            (.182)              12.350         12.000
5/20/93 to 5/31/93            --             --            (.150)              13.900         15.125
WASHINGTON
PREMIUM INCOME
Year ended 5/31:
         1997                 --             --              --                14.070         12.500
         1996                 --             --              --                13.480         11.750
         1995                 --             --              --                13.710         11.625
         1994              (.014)         (.003)           (.169)              12.970         12.375
3/18/93 to 5/31/93            --             --            (.114)              14.090         15.750
                                                                         Ratios/Supplemental data
                                                                                        Ratio of net
                           Total                                         Ratio of       investment
                           investment     Total return  Net assets       expenses to    income to      Portfolio
                           return on      on net        end of period    average        average        turnover
                           market value** asset value** (in thousands)   net assets++   net assets++   rate
CONNECTICUT
PREMIUM INCOME
Year ended 5/31:
         1997               9.58%         11.01%        $108,524          .89%           4.79%         18%
         1996              14.06           3.97          104,928          .89            4.71          15
         1995               2.22          12.74          105,851          .92            4.99          18
         1994              (8.73)         (6.74)         101,595          .95            3.95           9
5/20/93 to 5/31/93          --             (.64)          67,533         1.04*           1.17*         --
MASSACHUSETTS
PREMIUM INCOME
Year ended 5/31:
         1997              13.76          10.28         99,006            .88            4.99          22
         1996               8.99           4.55         96,303            .88            4.95          18
         1995              14.12          13.58         97,071            .94            5.20          29
         1994             (13.64)         (3.38)        93,078            .97            4.26          33
3/18/93 to 5/31/93          1.67            .21         64,377            .93*           2.17*         --
MISSOURI
PREMIUM INCOME
Year ended 5/31:
         1997              10.53          10.09         45,224            .99           4.74          36
         1996              10.07           3.09         44,014           1.01           4.57          34
         1995               6.13          14.74         44,566           1.08           4.86          34
         1994             (17.26)         (7.16)        42,343           1.05           3.92          39
5/20/93 to 5/31/93           .83          (1.07)        29,296           1.34*           .69*         --
WASHINGTON
PREMIUM INCOME
Year ended 5/31:
         1997              12.94          10.16         49,640            .94           4.83          11
         1996               7.44           3.75         48,266            .94           4.81          20
         1995                .41          12.36         48,812           1.04           5.04          16
         1994             (16.88)         (2.73)        47,095           1.08           4.42          29
3/18/93 to 5/31/93          5.00            .28         32,653           1.02*          2.63*         --

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Fund Information


Board of Directors
Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Peter R. Sawers

Timothy R. Schwertfeger

Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004


Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.


Public Accountants
Ernst & Young LLP
Chicago, IL

"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

(continued from inside front cover)

before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photographic image of John Nuveen, Sr.

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

Nuveen

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227
www.nuveen.com

FAN-3 5-97